Other liabilities - Lease maturity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease maturity
Lease financial liabilities (Note 24 a)	R$ 137,085	R$ 111,328	R$ 70,460
Not later than one year [member]
Lease maturity
Lease financial liabilities (Note 24 a)	2,765
Later than one year and not later than five years [member]
Lease maturity
Lease financial liabilities (Note 24 a)	12,486
Above 5 years
Lease maturity
Lease financial liabilities (Note 24 a)	R$ 121,834